Document And Entity Information - shares	9 Months Ended
	Sep. 30, 2016	Nov. 16, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	ABCO Energy, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		217,866,385
Amendment Flag	true
Amendment Description	All common share information on the following financial statements and footnotes to financial statements has been restated to post reverse 1 for 10 stock split.
Entity Central Index Key	0001300938
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q3